Derivative Financial Instruments (Tables)	3 Months Ended
Aug. 29, 2015
Derivative Financial Instruments [Abstract]
Schedule Of Fair Value Of All Derivative Instruments Outstanding

Contracts outstanding at period end
Commodity	Units		Fair Value
Corn	985,000	bushels	-
Soybean meal	10,300	tons	$ 5
Total fair value of commodity contracts			$ 5